INCOME TAX - Textual (Details) $ in Millions	12 Months Ended				36 Months Ended
	Dec. 31, 2020 COP ($) item $ / item	Dec. 31, 2019 COP ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2020 COP ($) item $ / item
Disclosure of income tax [Line Items]
Applicable tax rate	36.00%	33.00%	37.00%
Unaccounted deferred tax liabilities	$ 10,770,417	$ 10,176,800			$ 10,770,417
Minimum
Disclosure of income tax [Line Items]
Required percentage of increase in net income tax to get audit benefit	20.00%
Maximum
Disclosure of income tax [Line Items]
Required percentage of increase in net income tax to get audit benefit		30.00%
Tax contingent liability
Disclosure of income tax [Line Items]
Tax uncertainty liability	$ 111,591	$ 107,166			$ 111,591
Subsidiaries
Disclosure of income tax [Line Items]
Deferred tax reversal	7,496
Banco de Occidente S.A.
Disclosure of income tax [Line Items]
Deferred tax reversal	8,013	63,849
Income tax recovery		50,316
Banco Popular S.A.
Disclosure of income tax [Line Items]
Deferred tax reversal	24,914
Corporacion Financiera Colombiana S.A.
Disclosure of income tax [Line Items]
Income tax recovery		$ 17,812
Banco de Bogota S.A.
Disclosure of income tax [Line Items]
Deferred tax reversal	30,359
Grupo Aval Holding
Disclosure of income tax [Line Items]
Deferred tax reversal	$ 6,671
Bogota Panama | Subsidiaries
Disclosure of income tax [Line Items]
Applicable tax rate					0.00%
Colombia
Disclosure of income tax [Line Items]
Applicable tax rate	32.00%	33.00%	37.00%
Tax rate of special free zone	20.00%	20.00%	20.00%
Tax rate on presumptive income	0.50%	1.50%	3.50%
Number of units of tax value | item	120,000				120,000
Units of Tax value | $ / item	35,607				35,607
Probability percentage of industry and commerce tax paid	50.00%
Colombia | Up to 1 year
Disclosure of income tax [Line Items]
Applicable tax rate		32.00%
Percentage of reduction of presumptive income	0.50%
Colombia | Later than one year and not later than two years [member]
Disclosure of income tax [Line Items]
Applicable tax rate			31.00%
Percentage of reduction of presumptive income	0.00%
Colombia | Later than two years and not later than three years [member]
Disclosure of income tax [Line Items]
Applicable tax rate		30.00%
Probability percentage of income tax paid	100.00%	100.00%	100.00%
Colombia | Surcharge
Disclosure of income tax [Line Items]
Applicable tax rate	4.00%		4.00%
Colombia | Surcharge | Up to 1 year
Disclosure of income tax [Line Items]
Applicable tax rate	4.00%
Colombia | Surcharge | Later than one year and not later than two years [member]
Disclosure of income tax [Line Items]
Applicable tax rate	3.00%
Colombia | Surcharge | Later than two years and not later than three years [member]
Disclosure of income tax [Line Items]
Applicable tax rate	3.00%
Colombia | Capital gain Tax
Disclosure of income tax [Line Items]
Applicable tax rate		10.00%
Panama | Subsidiaries
Disclosure of income tax [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%
Guatemala | Subsidiaries
Disclosure of income tax [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%
El Salvador | Subsidiaries
Disclosure of income tax [Line Items]
Applicable tax rate	30.00%	30.00%	30.00%
Honduras
Disclosure of income tax [Line Items]
Applicable tax rate	30.00%	30.00%	30.00%
Costa Rica
Disclosure of income tax [Line Items]
Applicable tax rate	30.00%	30.00%	30.00%
Nicaragua
Disclosure of income tax [Line Items]
Applicable tax rate	30.00%	30.00%	30.00%
Peru | Subsidiaries
Disclosure of income tax [Line Items]
Applicable tax rate	29.50%	29.50%	29.50%	29.50%